Fresh Start Accounting - Reorganization Adjustments, Long-term Debt (Details) - Reorganization Chapter11 Plan Effect Adjustment Member - USD ($) $ in Millions	7 Months Ended
	Sep. 30, 2022	Feb. 22, 2022
Reorganization, Chapter 11 [Line Items]
Record the premium on the Term Loan Facility and New Second Lien Facility		$ 43
Change in long-term debt	$ 951
Term Loan Facility
Reorganization, Chapter 11 [Line Items]
Issuance of long-term debt	175
New Second Lien Facility
Reorganization, Chapter 11 [Line Items]
Issuance of long-term debt	683
Convertible Bonds
Reorganization, Chapter 11 [Line Items]
Issuance of long-term debt	$ 50